CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income / (loss)	$ 1,486	$ (815)	$ (1,505)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	255	123	94
Loss on disposals of property and equipment	10
Expenses related to RepliWeb's employees in connection with the acquisition		139
Stock-based compensation	736	359	223
Excess tax benefit from stock based compensation	(40)
Amortization of intangible assets	984	843	1,119
Fair value of guarantee associated with short term loan		49
Accretion of contingent payment obligation	265	75
Convertible debt inducement expense	108	202
Increase in accrued severance pay, net	326	40	193
Increase in trade receivables, net	(1,683)	(453)	(435)
Decrease (increase) in other accounts receivable and prepaid expenses	(165)	537	(45)
Decrease (increase) in other assets	(21)	(174)	25
Increase (decrease) in trade payables	(136)	(370)	17
Increase (decrease) in deferred revenues	(86)	2,228	19
Increase in employees and payroll accruals	438	785	28
Increase (decrease) in accrued expenses and other liabilities	(920)	882	(226)
Revaluation of restricted cash		(16)	(16)
Changes in liabilities presented at fair value	706	589	965
Change in deferred taxes, net	(321)	(774)
Net cash provided by operating activities	1,942	4,249	456
Cash flows from investing activities:
Purchase of property and equipment	(308)	(161)	(58)
Decrease (increase) in restricted cash	362	(100)
Cash paid in connection with the RepliWeb acquisition, net of acquired cash		(2,424)
Net cash provided by (used in) investing activities	54	(2,685)	(58)
Cash flows from financing activities:
Receipt of short term bridge loan to finance the acquisition		3,000
Repayment of bridge loan		(3,000)
Proceeds from exercise of employee stock options, warrants and rights related to convertible debt	576	287	107
Receipt of long-term debt		57	26
Repayment of long-term debt	(115)	(1,046)	(922)
Repayment of convertible debt	(138)	(245)	(184)
Excess tax benefit from stock based compensation	40
Net cash provided by (used in) financing activities	363	(947)	(973)
Foreign currency translation adjustments on cash and cash equivalents	(65)	(5)	19
Increase (decrease) in cash and cash equivalents	2,294	612	(556)
Cash and cash equivalents at the beginning of the year	1,484	872	1,428
Cash and cash equivalents at the end of the year	3,778	1,484	872
Cash paid during the year for:
Interest	225	63	484
Income taxes	298	202	74
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares related to the acquisition of RepliWeb		2,533
Liability presented at fair value allocated to equity	$ 1,410	$ 1,144